IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2023		Apr. 30, 2023		Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022		Apr. 30, 2022	Oct. 31, 2021
Assets
Cash and non-interest-bearing deposits with banks	$ 13,545	[1]	$ 21,941	[1]	$ 22,876	$ 31,535	$ 25,950	[1]	$ 20,768	$ 34,573
Interest-bearing deposits with banks	26,867					32,326
Securities	207,113					175,879
Cash collateral on securities borrowed	13,497					15,326
Securities purchased under resale agreements	73,888					69,213
Loans
Residential mortgages	272,525					269,706
Personal	45,552					45,429
Credit card	18,179					16,479
Business and government	194,350					188,542
Allowance for credit losses	(3,715)		(3,397)			(3,073)	(2,823)
Derivative instruments	30,035					43,035
Customers' liability under acceptances	11,325					11,574
Other assets	39,840
Total assets	943,001					943,597
Liabilities
Deposits	704,505					697,572
Obligations related to securities sold short	17,749					15,284
Cash collateral on securities lent	5,092					4,853
Obligations related to securities sold under repurchase agreements	81,863					77,171
Derivative instruments	38,513					52,340
Acceptances	11,339					11,586
Other liabilities	26,094
Subordinated indebtedness	6,455					6,292
Equity	51,391		$ 51,506			50,382	$ 48,824
Total liabilities and equities	943,001					943,597
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	13,545
Interest-bearing deposits with banks	26,867
Securities	4,922
Cash collateral on securities borrowed	13,497
Securities purchased under resale agreements	46,430
Loans
Residential mortgages	2,421
Personal	999
Credit card	382
Business and government	12,085
Derivative instruments	2,159
Customers' liability under acceptances	10,411
Total assets	133,718					162,138
Liabilities
Deposits	20,231
Obligations related to securities sold short	17,749
Cash collateral on securities lent	5,092
Obligations related to securities sold under repurchase agreements	56,942
Derivative instruments	1,449
Acceptances	10,425
Other liabilities	7
Total liabilities and equities	111,895					123,388
1 -3 months [Member]
Assets
Securities	8,033
Securities purchased under resale agreements	10,131
Loans
Residential mortgages	5,632
Personal	505
Credit card	764
Business and government	9,282
Derivative instruments	3,771
Customers' liability under acceptances	895
Total assets	39,013					38,036
Liabilities
Deposits	42,105
Obligations related to securities sold under repurchase agreements	24,134
Derivative instruments	4,178
Acceptances	895
Other liabilities	41
Total liabilities and equities	71,353					44,632
3 - 6 months [member]
Assets
Securities	3,354
Securities purchased under resale agreements	9,033
Loans
Residential mortgages	10,595
Personal	703
Credit card	1,145
Business and government	10,228
Derivative instruments	3,878
Customers' liability under acceptances	12
Total assets	38,948					33,508
Liabilities
Deposits	59,883
Obligations related to securities sold under repurchase agreements	287
Derivative instruments	3,758
Acceptances	12
Other liabilities	72
Total liabilities and equities	64,012					48,750
6 - 9 months [Member]
Assets
Securities	4,585
Securities purchased under resale agreements	1,463
Loans
Residential mortgages	7,308
Personal	896
Credit card	1,145
Business and government	12,494
Derivative instruments	2,108
Customers' liability under acceptances	7
Total assets	30,006					30,461
Liabilities
Deposits	49,373
Derivative instruments	2,880
Acceptances	7
Other liabilities	72
Total liabilities and equities	52,332					62,962
9 - 12 months [Member]
Assets
Securities	4,601
Securities purchased under resale agreements	3,383
Loans
Residential mortgages	17,232
Personal	780
Credit card	1,145
Business and government	13,720
Derivative instruments	1,755
Total assets	42,616					37,755
Liabilities
Deposits	53,784
Derivative instruments	2,045
Other liabilities	72
Subordinated indebtedness	34
Total liabilities and equities	55,935					57,224
1 - 2 years [member]
Assets
Securities	27,134
Securities purchased under resale agreements	3,349
Loans
Residential mortgages	64,069
Personal	859
Credit card	4,581
Business and government	34,472
Derivative instruments	4,036
Total assets	138,500					106,155
Liabilities
Deposits	44,024
Derivative instruments	4,707
Other liabilities	292
Total liabilities and equities	49,023					39,220
2 - 5 years [member]
Assets
Securities	64,299
Securities purchased under resale agreements	99
Loans
Residential mortgages	157,447
Personal	4,033
Credit card	9,017
Business and government	72,905
Derivative instruments	6,869
Total assets	314,669					339,631
Liabilities
Deposits	71,104
Obligations related to securities sold under repurchase agreements	500
Derivative instruments	9,170
Other liabilities	572
Total liabilities and equities	81,346					84,857
Over five year [member]
Assets
Securities	42,791
Loans
Residential mortgages	7,821
Personal	5,808
Business and government	18,233
Derivative instruments	5,459
Total assets	80,112					77,111
Liabilities
Deposits	17,614
Derivative instruments	10,326
Other liabilities	897
Subordinated indebtedness	6,421
Total liabilities and equities	35,258					36,779
No specific maturity [member]
Assets
Securities	47,394
Loans
Personal	30,969
Business and government	10,931
Allowance for credit losses	(3,715)
Other assets	39,840
Total assets	125,419					118,802
Liabilities
Deposits	346,387
Other liabilities	24,069
Equity	51,391
Total liabilities and equities	$ 421,847					$ 445,785

[1]	Includes restricted cash of $471 million (April 30, 2023: $494 million; July 31, 2022: $482 million) and interest-bearing demand deposits with Bank of Canada.